Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Multifactor ETF - Fidelity International Multifactor ETF	Mar. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Feb. 26, 2019
Annual Return 2020	4.88%
Annual Return 2021	10.85%
Annual Return 2022	(16.69%)
Annual Return 2023	14.15%
Annual Return 2024	5.55%